UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03931

CLIPPER FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

CLIPPER FUNDSM	Schedule of Investments
September 30, 2013 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (94.52%)
CONSUMER DISCRETIONARY – (1.75%)
Retailing – (1.75%)
Bed Bath & Beyond Inc. *	262,500	$20,309,625
	Total Consumer Discretionary	20,309,625
CONSUMER STAPLES – (19.06%)
Food & Staples Retailing – (17.85%)
Brasil Pharma S.A. (Brazil)*	1,100,000	3,871,317
Costco Wholesale Corp.	916,391	105,522,424
CVS Caremark Corp.	1,715,900	97,377,325
		206,771,066
Food, Beverage & Tobacco – (1.21%)
Diageo PLC (United Kingdom)	440,742	14,020,622
	Total Consumer Staples	220,791,688
ENERGY – (6.57%)
Canadian Natural Resources Ltd. (Canada)	2,418,674	76,043,110
	Total Energy	76,043,110
FINANCIALS – (54.50%)
Banks – (3.64%)
Commercial Banks – (3.64%)
SKBHC Holdings LLC *(a)	2,076	8,689,449
Wells Fargo & Co.	811,300	33,522,916
		42,212,365
Diversified Financials – (38.26%)
Capital Markets – (12.95%)
Ameriprise Financial, Inc.	255,169	23,240,793
Bank of New York Mellon Corp.	2,585,889	78,067,989
Julius Baer Group Ltd. (Switzerland)	349,130	16,291,575
Oaktree Capital Group LLC, Class A	618,609	32,384,181
		149,984,538
Consumer Finance – (13.50%)
American Express Co.	2,069,633	156,298,684
Diversified Financial Services – (11.81%)
Berkshire Hathaway Inc., Class A *	709	120,820,690
Cielo S.A. (Brazil)	287,958	7,787,846
RHJ International (Belgium)*	1,568,117	8,231,140
		136,839,676
		443,122,898
Insurance – (12.60%)
Multi-line Insurance – (4.53%)
Loews Corp.	1,122,500	52,465,650
Property & Casualty Insurance – (1.50%)
Markel Corp. *	33,520	17,355,650
Reinsurance – (6.57%)
Alleghany Corp. *	145,638	59,660,607
Everest Re Group, Ltd.	113,500	16,504,035
		76,164,642
		145,985,942
	Total Financials	631,321,205

CLIPPER FUNDSM	Schedule of Investments - (Continued)
September 30, 2013 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (4.55%)
Health Care Equipment & Services – (4.55%)
Laboratory Corp. of America Holdings *	304,640	$30,202,009
UnitedHealth Group Inc.	313,760	22,468,354
		52,670,363
	Total Health Care	52,670,363
INFORMATION TECHNOLOGY – (8.09%)
Semiconductors & Semiconductor Equipment – (1.69%)
Texas Instruments Inc.	485,300	19,547,884
Software & Services – (5.47%)
Google Inc., Class A *	60,000	52,559,400
Microsoft Corp.	322,729	10,746,876
		63,306,276
Technology Hardware & Equipment – (0.93%)
Hewlett-Packard Co.	514,900	10,802,602
	Total Information Technology	93,656,762
TOTAL COMMON STOCK – (Identified cost $737,508,397)		1,094,792,753
SHORT-TERM INVESTMENTS – (5.47%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.11%, 10/01/13, dated 09/30/13, repurchase value of $63,386,194 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 05/15/14-09/20/43, total market value $64,653,720)	$63,386,000	63,386,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $63,386,000)		63,386,000
Total Investments – (99.99%) – (Identified cost $800,894,397) – (b)		1,158,178,753
Other Assets Less Liabilities – (0.01%)		122,346
	Net Assets – (100.00%)	$1,158,301,099

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $8,689,449 or 0.75% of the Fund's net assets as of September 30, 2013.

(b)	Aggregate cost for federal income tax purposes is $812,032,076. At September 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$411,866,228
Unrealized depreciation	(65,719,551)
Net unrealized appreciation	$346,146,677

CLIPPER FUNDSM	Schedule of Investments - (Continued)
September 30, 2013 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are stated at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the closing bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Fund for equity securities include, but are not limited to, pricing securities by adjusting the value based on changes in an appropriate securities index and applying liquidity discounts.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

CLIPPER FUNDSM	Schedule of Investments - (Continued)
September 30, 2013 (Unaudited)

Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$20,309,625	$–	$–	$20,309,625
Consumer Staples	220,791,688	–	–	220,791,688
Energy	76,043,110	–	–	76,043,110
Financials	622,631,756	–	8,689,449	631,321,205
Health Care	52,670,363	–	–	52,670,363
Information Technology	93,656,762	–	–	93,656,762
Short-term securities	–	63,386,000	–	63,386,000
Total Investments	$1,086,103,304	$63,386,000	$8,689,449	$1,158,178,753

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended September 30, 2013.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended September 30, 2013:

Investment Securities:
Beginning balance	$9,213,140
Increase in unrealized depreciation	(523,691)
Ending balance	$8,689,449

Increase in unrealized depreciation during the period on Level 3 securities still held at September 30, 2013.	$(523,691)

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value.  Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Fair Value at	Valuation	Unobservable
Investments at Value	September 30, 2013	Technique	Input	Amount
Equity securities	$8,689,449	Index-based value	Discount rate	25%
		adjustment with liquidity
		discount

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund’s investment.  Generally, an increase in discount rates would result in a decrease in the fair value of the investment.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  November 27, 2013

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date:  November 27, 2013